Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income/(loss) before tax
Loss from China operations		¥ (4,705,034)	¥ (529,173)	¥ (236,593)
Income/(loss) from non-China operations		(4,696,810)	(4,447,861)	186,654
Loss before tax	$ (1,451,394)	(9,401,844)	(4,977,034)	(49,939)
Income tax benefits/(expenses) applicable to China operations
Current income tax expenses		(28,322)	(23,493)
Deferred tax benefits		42,584	4,169	40
Subtotal income tax benefits/(expenses) applicable to China operations		14,262	(19,324)	40
Total income tax benefits/(expenses)	$ 2,202	¥ 14,262	¥ (19,324)	¥ 40